CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 375,901,048	$ 587,119,126
Restricted cash	306,069,131	250,097,761
Short-term investments	1,566,910	0
Accounts receivable	31,243,544	8,528,170
Other receivables	87,388,198	10,591,113
Restricted deposit	11,409,440	11,514,048
Deposits for land use rights	220,736,900	297,388,837
Other deposits and prepayments	115,192,648	103,789,900
Advances to suppliers	25,367,146	15,316,645
Real estate property held for sale	2,970,379	5,524,041
Real estate property development completed	13,969,429	21,260,288
Real estate property under development (including real estate property under development of the variable interest entities ("VIEs") to be used only to settle obligations of the VIEs of nil and US$301,327,482 as of December 31, 2013 and June 30, 2014, respectively)	1,540,815,971	932,518,706
Amounts due from related party	2,112,859	820,089
Amounts due from employees	713,260	59,226
Other current assets	192,794	0
Total current assets	2,735,649,657	2,244,527,950
Real estate properties held for lease, net	62,970,015	60,410,181
Property and equipment, net	46,089,228	46,706,000
Other long-term investment	241,648	241,648
Investment in joint venture	5,474,163	5,945,471
Deferred tax assets	14,528,076	10,191,103
Deferred charges	18,987,796	9,048,940
Other assets	7,063,095	5,028,299
TOTAL ASSETS	2,891,003,678	2,382,099,592
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$6,732,484 as of December 31, 2013 and June 30, 2014, respectively)	250,674,765	194,403,214
Short-term bank loans and other debt (including short-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$111,331,426 as of December 31, 2013 and June 30, 2014, respectively)	170,654,011	23,290,525
Customer deposits	93,927,021	75,285,403
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$39,968 as of December 31, 2013 and June 30, 2014, respectively)	57,296,318	121,642,262
Deferred tax liabilities	105,792,592	78,957,834
Other payables and accrued liabilities (including other payables and accrued liabilities of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$4,429,929 as of December 31, 2013 and June 30, 2014, respectively)	66,196,155	73,446,326
Payroll and welfare payable (including payroll and welfare payable of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$9,415 as of December 31, 2013 and June 30, 2014, respectively)	3,980,119	19,637,838
Current portion of long-term bank loans and other debt	424,711,782	217,964,262
Current maturities of capital lease obligations	2,720,702	2,745,647
Total current liabilities	1,175,953,465	807,373,311
Long-term bank loans	59,465,993	32,803,556
Deferred tax liabilities	9,384,619	9,384,619
Unrecognized tax benefits	16,165,300	16,313,513
Other long-term debt (including other long-term debt of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$26,500,130 as of December 31, 2013 and June 30, 2014, respectively)	655,957,477	536,942,835
Capital lease obligations, net of current maturities	25,057,107	26,646,215
Redeemable non-controlling interests	2,836,107	0
Total liabilities	1,944,820,068	1,429,464,049
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized - 500,000,000; shares issued and outstanding - 151,142,560 shares for June 30, 2014 (December 31, 2013: 156,012,492 shares)	15,831	15,828
Treasury shares	(14,507,203)	(3,085,481)
Additional paid-in capital	536,292,489	534,936,597
Statutory reserves	68,547,200	68,547,200
Retained earnings	257,955,822	244,310,439
Accumulated other comprehensive income	97,879,471	107,910,960
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	946,183,610	952,635,543
Total equity	946,183,610	952,635,543
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,891,003,678	$ 2,382,099,592